Related Party Transactions (Details Narrative)	1 Months Ended
Jun. 30, 2023 USD ($)
President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related Party expenses	$ 844